Cover	Jan. 04, 2022	Dec. 31, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 31, 2021
Entity File Number		000-55709
Entity Registrant Name		AVALON GLOBOCARE CORP.
Entity Central Index Key		0001630212
Entity Tax Identification Number		47-1685128
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code		646
Local Phone Number		762-4517
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		AVCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false